Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	£ (140,926)	£ (151,219)	£ (190,333)
Recognized in revenue during the period	75,882	74,272	82,929
Cash received/amounts invoiced during the period	(115,497)	(63,979)	(43,815)
Contract liabilities - deferred revenue at end of period	(180,541)	(140,926)	(151,219)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of period	40,544	65,795	45,966
Recognized in revenue during the period	66,055	37,563	64,354
Cash received/amounts invoiced during the period	(36,771)	(62,328)	(44,525)
Loss allowance		(486)
Contract assets - accrued revenue at end of period	69,828	40,544	65,795
Contract liabilities - deferred revenue at beginning of period	(117,984)	(137,447)	(171,574)
Recognized in revenue during the period	75,882	74,272	82,929
Cash received/amounts invoiced during the period	(115,497)	(63,979)	(43,815)
Reclassified to current during the period	1,668	9,170	(4,987)
Contract liabilities - deferred revenue at end of period	(155,931)	(117,984)	(137,447)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	(22,942)	(13,772)	(18,759)
Reclassified to current during the period	(1,668)	(9,170)	4,987
Contract liabilities - deferred revenue at end of period	£ (24,610)	£ (22,942)	£ (13,772)